NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
102,909 shares (cost $2,240,697)	$1,738,145
AIM VIF - Global Health Care Fund - Series I (IVHS)
13,678 shares (cost $261,719)	170,558
AIM VIF - Global Real Estate Fund - Series I (IVRE)
59,278 shares (cost $1,226,081)	547,133
AIM VIF - International Growth Fund - Series I (AVIE)
87,126 shares (cost $2,512,681)	1,698,089
American Century VP - Balanced Fund - Class I (ACVB)
746,803 shares (cost $5,128,317)	3,943,122
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
1,127,291 shares (cost $10,634,095)	8,950,690
American Century VP - Income & Growth Fund - Class I (ACVIG)
737,246 shares (cost $4,882,951)	3,553,527
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
1,532,677 shares (cost $44,166,398)	35,220,915
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
176,046 shares (cost $6,301,120)	5,084,216
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
1,486,791 shares (cost $53,975,494)	28,263,901
Dreyfus VIF - Quality Bond Portfolio - Initial Class (DQBP)
640,239 shares (cost $7,186,197)	6,472,810
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
3,082,573 shares (cost $70,105,012)	40,628,308
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2,530,494 shares (cost $14,924,672)	10,020,757
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
197,712 shares (cost $5,576,685)	2,993,346
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
1,553,109 shares (cost $20,808,002)	17,006,543
Janus Aspen Series - International Growth Portfolio - Institutional Class (JAIG)
463,239 shares (cost $15,831,393)	12,243,414
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
123,096 shares (cost $922,453)	614,254
Nationwide VIT - Government Bond Fund - Class I (GBF)
2,687,554 shares (cost $31,713,766)	32,277,518
Nationwide VIT - Growth Fund - Class I (CAF)
401,258 shares (cost $4,183,529)	3,555,145
Nationwide VIT - Money Market Fund - Class I (SAM)
15,633,622 shares (cost $15,633,622)	15,633,622
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,862 shares (cost $18,311)	12,553
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
1,177 shares (cost $11,083)	7,765

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
898 shares (cost $8,827)	$6,349
Nationwide VIT - Nationwide Fund - Class I (TRF)
9,445,902 shares (cost $99,120,673)	61,587,283
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
335 shares (cost $2,125)	1,857
Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
1,315,442 shares (cost $12,725,242)	9,971,049
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
86,279 shares (cost $1,101,322)	613,441
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
101,721 shares (cost $1,283,099)	1,145,382
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
205,549 shares (cost $2,171,898)	2,119,217
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
145,447 shares (cost $1,762,576)	877,044
SBL Fund - Series D (Global Series) (SBLD)
83,409 shares (cost $917,187)	617,225
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
12,641 shares (cost $342,750)	212,487
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
21,163 shares (cost $402,939)	303,056
SBL Fund - Series O (All Cap Value Series) (SBLO)
136,074 shares (cost $2,909,689)	1,958,103
SBL Fund - Series P (High Yield Series) (SBLP)
31,695 shares (cost $593,190)	425,659
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
55,304 shares (cost $1,487,079)	978,891
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
64,008 shares (cost $2,993,482)	2,181,383
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
29,380 shares (cost $496,458)	315,543
SBL Fund - Series Y (Select 25 Series) (SBLY)
1,999 shares (cost $16,499)	12,794
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
669,931 shares (cost $17,509,747)	13,304,835
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
1,685,797 shares (cost $32,092,373)	17,127,692

Total Investments	344,395,621

Total Assets	344,395,621

Accounts Payable	16,749

$344,378,872

Contract Owners’ Equity:
Accumulation units	344,206,281
Contracts in payout (annuitization) period	172,591

Total Contract Owners’ Equity (note 5)	$344,378,872

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVCA	IVHS	IVRE	AVIE	ACVB	ACVCA	ACVIG

Reinvested dividends	$10,600,111	-	-	48,806	12,814	129,115	-	100,245
Mortality and expense risk charges (note 2)	(6,153,513)	(30,657)	(2,798)	(11,483)	(27,154)	(61,952)	(186,343)	(61,600)

Net investment income (loss)	4,446,598	(30,657)	(2,798)	37,323	(14,340)	67,163	(186,343)	38,645

Proceeds from mutual fund shares sold	83,302,036	312,108	194,806	385,735	728,516	943,296	2,639,789	729,455
Cost of mutual fund shares sold	(87,006,830)	(216,764)	(212,803)	(702,297)	(620,974)	(1,097,770)	(1,792,100)	(693,985)

Realized gain (loss) on investments	(3,704,794)	95,344	(17,997)	(316,562)	107,542	(154,474)	847,689	35,470
Change in unrealized gain (loss) on investments	(237,539,256)	(1,388,372)	(105,596)	(316,396)	(1,237,200)	(1,412,354)	(10,316,605)	(2,733,472)

Net gain (loss) on investments	(241,244,050)	(1,293,028)	(123,593)	(632,958)	(1,129,658)	(1,566,828)	(9,468,916)	(2,698,002)

Reinvested capital gains	32,392,523	-	45,728	75,430	30,984	374,116	1,211,260	600,559

Net increase (decrease) in contract owners’ equity resulting from operations	$(204,404,929)	(1,323,685)	(80,663)	(520,205)	(1,113,014)	(1,125,549)	(8,443,999)	(2,058,798)

Investment Activity:	DSIF	DCAP	DSC	DQBP	FEIP	FHIP	FC2	TIF

Reinvested dividends	$1,046,319	151,323	374,184	358,468	1,503,947	1,132,281	34,153	662,121
Mortality and expense risk charges (note 2)	(630,866)	(88,423)	(513,530)	(91,898)	(787,069)	(168,065)	(50,676)	(314,392)

Net investment income (loss)	415,453	62,900	(139,346)	266,570	716,878	964,216	(16,523)	347,729

Proceeds from mutual fund shares sold	6,418,691	1,887,109	4,860,458	1,612,305	8,660,561	1,853,917	904,724	3,255,429
Cost of mutual fund shares sold	(6,054,108)	(1,752,314)	(6,662,212)	(1,758,948)	(10,289,186)	(2,248,642)	(1,321,324)	(2,573,876)

Realized gain (loss) on investments	364,583	134,795	(1,801,754)	(146,643)	(1,628,625)	(394,725)	(416,600)	681,553
Change in unrealized gain (loss) on investments	(23,298,424)	(3,174,156)	(18,521,520)	(514,098)	(32,040,737)	(4,183,102)	(1,903,223)	(15,908,994)

Net gain (loss) on investments	(22,933,841)	(3,039,361)	(20,323,274)	(660,741)	(33,669,362)	(4,577,827)	(2,319,823)	(15,227,441)

Reinvested capital gains	-	563,684	2,242,065	-	66,544	-	117,956	2,395,802

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,518,388)	(2,412,777)	(18,220,555)	(394,171)	(32,885,940)	(3,613,611)	(2,218,390)	(12,483,910)

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	JAIG	HIBF	GBF	CAF	SAM	NVMLG1	NVMMG1	NVMMV2

Reinvested dividends	$577,645	89,002	1,376,578	14,445	301,813	42	-	68
Mortality and expense risk charges (note 2)	(262,739)	(12,532)	(423,728)	(69,561)	(191,866)	(94)	(49)	(49)

Net investment income (loss)	314,906	76,470	952,850	(55,116)	109,947	(52)	(49)	19

Proceeds from mutual fund shares sold	2,678,959	580,529	6,791,060	1,606,157	6,110,072	-	-	-
Cost of mutual fund shares sold	(1,248,957)	(673,900)	(6,828,086)	(1,412,598)	(6,110,072)	-	-	-

Realized gain (loss) on investments	1,430,002	(93,371)	(37,026)	193,559	-	-	-	-
Change in unrealized gain (loss) on investments	(18,599,558)	(269,301)	1,069,294	(2,711,007)	-	(5,758)	(3,318)	(2,477)

Net gain (loss) on investments	(17,169,556)	(362,672)	1,032,268	(2,517,448)	-	(5,758)	(3,318)	(2,477)

Reinvested capital gains	2,970,809	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,883,841)	(286,202)	1,985,118	(2,572,564)	109,947	(5,810)	(3,367)	(2,458)

Investment Activity:	TRF	NVNMO1	NVNSR1	AMBP	AMTP	PMVRRA	PMVTRA	ROCMC

Reinvested dividends	$1,355,295	-	5	533,947	4,603	33,057	84,551	35,550
Mortality and expense risk charges (note 2)	(1,252,301)	(19)	(15)	(188,559)	(5,091)	(12,012)	(23,975)	(15,081)

Net investment income (loss)	102,994	(19)	(10)	345,388	(488)	21,045	60,576	20,469

Proceeds from mutual fund shares sold	18,310,855	-	-	2,267,625	126,586	378,692	803,631	203,005
Cost of mutual fund shares sold	(19,688,750)	-	-	(1,994,215)	(191,091)	(369,102)	(790,238)	(290,322)

Realized gain (loss) on investments	(1,377,895)	-	-	273,410	(64,505)	9,590	13,393	(87,317)
Change in unrealized gain (loss) on investments	(63,012,624)	(267)	-	(7,547,301)	(481,327)	(153,607)	(78,630)	(756,494)

Net gain (loss) on investments	(64,390,519)	(267)	-	(7,273,891)	(545,832)	(144,017)	(65,237)	(843,811)

Reinvested capital gains	15,444,898	-	-	-	145,226	1,795	42,378	148,978

Net increase (decrease) in contract owners’ equity resulting from operations	$(48,842,627)	(286)	(10)	(6,928,503)	(401,094)	(121,177)	37,717	(674,364)

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX

Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(10,291)	(3,331)	(6,199)	(27,015)	(7,437)	(15,113)	(34,664)	(4,221)

Net investment income (loss)	(10,291)	(3,331)	(6,199)	(27,015)	(7,437)	(15,113)	(34,664)	(4,221)

Proceeds from mutual fund shares sold	198,962	55,034	419,861	463,403	203,551	189,350	1,144,190	58,645
Cost of mutual fund shares sold	(219,847)	(86,781)	(439,917)	(544,429)	(218,344)	(208,313)	(1,221,878)	(68,447)

Realized gain (loss) on investments	(20,885)	(31,747)	(20,056)	(81,026)	(14,793)	(18,963)	(77,688)	(9,802)
Change in unrealized gain (loss) on investments	(356,910)	(106,631)	(114,165)	(954,459)	(174,036)	(550,714)	(835,497)	(191,573)

Net gain (loss) on investments	(377,795)	(138,378)	(134,221)	(1,035,485)	(188,829)	(569,677)	(913,185)	(201,375)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(388,086)	(141,709)	(140,420)	(1,062,500)	(196,266)	(584,790)	(947,849)	(205,596)

Investment Activity:	SBLY	DSRG	SVOF

Reinvested dividends	$-	138,666	501,068
Mortality and expense risk charges (note 2)	(289)	(229,872)	(330,504)

Net investment income (loss)	(289)	(91,206)	170,564

Proceeds from mutual fund shares sold	17,528	1,980,224	3,327,218
Cost of mutual fund shares sold	(19,341)	(2,048,385)	(4,336,514)

Realized gain (loss) on investments	(1,813)	(68,161)	(1,009,296)
Change in unrealized gain (loss) on investments	(3,257)	(7,345,250)	(17,300,140)

Net gain (loss) on investments	(5,070)	(7,413,411)	(18,309,436)

Reinvested capital gains	-	-	5,914,311

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,359)	(7,504,617)	(12,224,561)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVCA		IVHS		IVRE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,446,598	2,489,103	(30,657)	(42,207)	(2,798)	(2,003)	37,323	62,981
Realized gain (loss) on investments	(3,704,794)	18,711,565	95,344	238,263	(17,997)	8,019	(316,562)	56,156
Change in unrealized gain (loss) on investments	(237,539,256)	(17,418,495)	(1,388,372)	139,232	(105,596)	8,986	(316,396)	(406,471)
Reinvested capital gains	32,392,523	29,689,003	-	-	45,728	-	75,430	183,059

Net increase (decrease) in contract owners’ equity resulting from operations	(204,404,929)	33,471,176	(1,323,685)	335,288	(80,663)	15,002	(520,205)	(104,275)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,924,655	21,202,860	127,840	153,467	20,712	30,286	68,861	77,019
Transfers between funds	(5,479,490)	(2,469,224)	(57,779)	(125,567)	(92,822)	231,295	(154,575)	871,105
Redemptions (note 3)	(57,624,788)	(89,972,455)	(198,400)	(502,648)	(37,572)	(12,583)	(88,864)	(157,015)
Annuity benefits	(63,849)	(82,563)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(805,443)	(941,915)	(3,868)	(4,797)	(229)	(128)	(1,108)	(1,148)
Contingent deferred sales charges (note 2)	(84,783)	(217,432)	(198)	(2,052)	(7)	(224)	(133)	(610)
Adjustments to maintain reserves	(20,889)	(46,179)	621	364	154	(79)	50	58

Net equity transactions	(47,154,587)	(72,526,908)	(131,784)	(481,233)	(109,764)	248,567	(175,769)	789,409

Net change in contract owners’ equity	(251,559,516)	(39,055,732)	(1,455,469)	(145,945)	(190,427)	263,569	(695,974)	685,134
Contract owners’ equity beginning of period	595,938,388	634,994,120	3,193,521	3,339,466	361,057	97,488	1,243,255	558,121

Contract owners’ equity end of period	$344,378,872	595,938,388	1,738,052	3,193,521	170,630	361,057	547,281	1,243,255

CHANGES IN UNITS:
Beginning units	18,851,449	20,483,604	240,113	277,593	30,772	9,171	103,865	43,468
Units purchased	2,888,418	3,435,809	23,375	58,752	11,422	28,710	28,573	116,422
Units redeemed	(4,104,747)	(5,067,964)	(33,283)	(96,232)	(21,569)	(7,109)	(48,755)	(56,025)

Ending units	17,635,120	18,851,449	230,205	240,113	20,625	30,772	83,683	103,865

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVIE		ACVB		ACVCA		ACVIG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(14,340)	(21,033)	67,163	49,892	(186,343)	(218,543)	38,645	41,952
Realized gain (loss) on investments	107,542	346,818	(154,474)	79,380	847,689	1,341,862	35,470	340,194
Change in unrealized gain (loss) on investments	(1,237,200)	(31,119)	(1,412,354)	(219,771)	(10,316,605)	4,989,994	(2,733,472)	(443,105)
Reinvested capital gains	30,984	-	374,116	309,100	1,211,260	-	600,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,113,014)	294,666	(1,125,549)	218,601	(8,443,999)	6,113,313	(2,058,798)	(60,959)

Equity transactions:
Purchase payments received from contract owners (note 3)	137,416	116,001	115,946	176,805	335,926	355,285	210,970	379,978
Transfers between funds	620,393	100,837	(159,929)	169,387	(935,490)	799,623	(131,880)	(260,944)
Redemptions (note 3)	(236,115)	(330,465)	(577,086)	(1,037,754)	(1,279,578)	(2,367,299)	(545,523)	(875,403)
Annuity benefits	-	-	-	(26)	(3,148)	(3,313)	-	-
Contract maintenance charges (note 2)	(2,808)	(2,793)	(7,171)	(8,182)	(23,649)	(25,575)	(7,551)	(9,443)
Contingent deferred sales charges (note 2)	(248)	(1,000)	(808)	(3,891)	(1,095)	(3,890)	(669)	(6,499)
Adjustments to maintain reserves	864	(745)	(797)	(498)	1,129	1,576	1,389	(1,932)

Net equity transactions	519,502	(118,165)	(629,845)	(704,159)	(1,905,905)	(1,243,593)	(473,264)	(774,243)

Net change in contract owners’ equity	(593,512)	176,501	(1,755,394)	(485,558)	(10,349,904)	4,869,720	(2,532,062)	(835,202)
Contract owners’ equity beginning of period	2,292,270	2,115,769	5,697,834	6,183,392	19,300,692	14,430,972	6,086,401	6,921,603

Contract owners’ equity end of period	$1,698,758	2,292,270	3,942,440	5,697,834	8,950,788	19,300,692	3,554,339	6,086,401

CHANGES IN UNITS:
Beginning units	111,709	116,700	444,810	499,893	551,004	592,823	376,866	422,565
Units purchased	79,951	66,387	31,654	87,626	36,045	100,384	27,148	43,884
Units redeemed	(51,034)	(71,378)	(84,979)	(142,709)	(105,939)	(142,203)	(63,233)	(89,583)

Ending units	140,626	111,709	391,485	444,810	481,110	551,004	340,781	376,866

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DSC		DQBP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$415,453	284,188	62,900	28,227	(139,346)	(304,378)	266,570	340,440
Realized gain (loss) on investments	364,583	2,257,387	134,795	362,520	(1,801,754)	177,785	(146,643)	(104,909)
Change in unrealized gain (loss) on investments	(23,298,424)	187,977	(3,174,156)	118,160	(18,521,520)	(15,241,675)	(514,098)	(22,252)
Reinvested capital gains	-	-	563,684	-	2,242,065	8,217,467	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,518,388)	2,729,552	(2,412,777)	508,907	(18,220,555)	(7,150,801)	(394,171)	213,279

Equity transactions:
Purchase payments received from contract owners (note 3)	2,257,447	2,834,712	362,526	440,514	1,983,404	2,558,626	277,249	411,446
Transfers between funds	(2,037,286)	(2,778,366)	(1,046,240)	260,391	(2,200,160)	(3,763,637)	(598,374)	(744,463)
Redemptions (note 3)	(5,156,760)	(9,014,000)	(902,430)	(1,247,950)	(3,859,579)	(8,505,536)	(934,975)	(1,701,829)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(85,967)	(103,383)	(11,269)	(13,019)	(88,704)	(114,231)	(11,370)	(13,411)
Contingent deferred sales charges (note 2)	(7,951)	(25,830)	(1,208)	(5,478)	(5,891)	(26,292)	(899)	(4,325)
Adjustments to maintain reserves	(5,602)	(3,537)	(2,602)	(21)	(449)	7,065	202	(701)

Net equity transactions	(5,036,119)	(9,090,404)	(1,601,223)	(565,563)	(4,171,379)	(9,844,005)	(1,268,167)	(2,053,283)

Net change in contract owners’ equity	(27,554,507)	(6,360,852)	(4,014,000)	(56,656)	(22,391,934)	(16,994,806)	(1,662,338)	(1,840,004)
Contract owners’ equity beginning of period	62,775,318	69,136,170	9,096,652	9,153,308	50,665,634	67,660,440	8,134,080	9,974,084

Contract owners’ equity end of period	$35,220,811	62,775,318	5,082,652	9,096,652	28,273,700	50,665,634	6,471,742	8,134,080

CHANGES IN UNITS:
Beginning units	1,888,564	2,160,533	560,484	596,307	2,243,833	2,630,656	495,980	621,438
Units purchased	127,492	144,924	43,239	94,638	139,526	152,540	39,165	123,660
Units redeemed	(307,966)	(416,893)	(153,134)	(130,461)	(350,734)	(539,363)	(117,883)	(249,118)

Ending units	1,708,090	1,888,564	450,589	560,484	2,032,625	2,243,833	417,262	495,980

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		FHIP		FC2		TIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$716,878	412,215	964,216	1,069,203	(16,523)	(13,553)	347,729	292,943
Realized gain (loss) on investments	(1,628,625)	1,964,545	(394,725)	(111,325)	(416,600)	23,000	681,553	1,971,100
Change in unrealized gain (loss) on investments	(32,040,737)	(8,587,827)	(4,183,102)	(707,506)	(1,903,223)	(663,794)	(15,908,994)	620,405
Reinvested capital gains	66,544	6,824,225	-	-	117,956	1,241,253	2,395,802	1,455,952

Net increase (decrease) in contract owners’ equity resulting from operations	(32,885,940)	613,158	(3,613,611)	250,372	(2,218,390)	586,906	(12,483,910)	4,340,400

Equity transactions:
Purchase payments received from contract owners (note 3)	2,279,353	2,944,433	590,703	705,066	311,589	322,052	886,370	1,090,464
Transfers between funds	(2,861,704)	(1,072,499)	(578,014)	(512,767)	422,796	2,177,641	(813,366)	(1,108,920)
Redemptions (note 3)	(6,670,790)	(11,634,738)	(1,506,339)	(1,873,276)	(420,691)	(578,942)	(2,715,906)	(4,675,252)
Annuity benefits	(2,682)	(3,430)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(101,005)	(126,849)	(27,192)	(29,162)	(4,876)	(4,602)	(41,169)	(48,034)
Contingent deferred sales charges (note 2)	(6,680)	(31,213)	(2,387)	(4,186)	(652)	(785)	(5,097)	(10,302)
Adjustments to maintain reserves	(323)	120	5,905	(110)	144	(1,519)	1,742	(1,719)

Net equity transactions	(7,363,831)	(9,924,176)	(1,517,324)	(1,714,435)	308,310	1,913,845	(2,687,426)	(4,753,763)

Net change in contract owners’ equity	(40,249,771)	(9,311,018)	(5,130,935)	(1,464,063)	(1,910,080)	2,500,751	(15,171,336)	(413,363)
Contract owners’ equity beginning of period	80,878,803	90,189,821	15,153,799	16,617,862	4,902,349	2,401,598	32,181,989	32,595,352

Contract owners’ equity end of period	$40,629,032	80,878,803	10,022,864	15,153,799	2,992,269	4,902,349	17,010,653	32,181,989

CHANGES IN UNITS:
Beginning units	2,350,913	2,626,831	935,417	1,040,565	385,075	218,327	1,054,802	1,220,801
Units purchased	132,892	169,678	53,845	67,105	169,693	295,115	57,214	64,165
Units redeemed	(397,176)	(445,596)	(154,021)	(172,253)	(139,219)	(128,367)	(166,978)	(230,164)

Ending units	2,086,629	2,350,913	835,241	935,417	415,549	385,075	945,038	1,054,802

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIG		HIBF		GBF		CAF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$314,906	(160,297)	76,470	72,322	952,850	1,056,986	(55,116)	(82,474)
Realized gain (loss) on investments	1,430,002	2,712,817	(93,371)	(12,699)	(37,026)	42,065	193,559	553,495
Change in unrealized gain (loss) on investments	(18,599,558)	3,335,740	(269,301)	(38,165)	1,069,294	793,451	(2,711,007)	722,023
Reinvested capital gains	2,970,809	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,883,841)	5,888,260	(286,202)	21,458	1,985,118	1,892,502	(2,572,564)	1,193,044

Equity transactions:
Purchase payments received from contract owners (note 3)	779,711	816,295	44,132	52,323	627,958	790,655	79,649	92,709
Transfers between funds	(398,779)	(67,809)	34,841	7,759	(473,612)	883,298	(221,305)	(91,609)
Redemptions (note 3)	(1,439,815)	(2,886,965)	(271,623)	(225,596)	(4,342,206)	(4,678,467)	(535,199)	(1,576,369)
Annuity benefits	-	-	-	-	(1,277)	(1,459)	(2,744)	(2,968)
Contract maintenance charges (note 2)	(26,941)	(30,659)	(1,384)	(1,524)	(48,607)	(48,963)	(10,333)	(12,133)
Contingent deferred sales charges (note 2)	(1,911)	(6,965)	(1,505)	(510)	(3,536)	(6,653)	(928)	(4,187)
Adjustments to maintain reserves	(3,000)	209	(209)	251	243	231	(8,175)	(110)

Net equity transactions	(1,090,735)	(2,175,894)	(195,748)	(167,297)	(4,241,037)	(3,061,358)	(699,035)	(1,594,667)

Net change in contract owners’ equity	(14,974,576)	3,712,366	(481,950)	(145,839)	(2,255,919)	(1,168,856)	(3,271,599)	(401,623)
Contract owners’ equity beginning of period	27,216,991	23,504,625	1,096,225	1,242,064	34,533,932	35,702,788	6,826,707	7,228,330

Contract owners’ equity end of period	$12,242,415	27,216,991	614,275	1,096,225	32,278,013	34,533,932	3,555,108	6,826,707

CHANGES IN UNITS:
Beginning units	758,346	829,381	72,263	83,360	703,984	769,710	329,004	410,944
Units purchased	94,346	138,160	29,318	23,844	68,599	77,997	56,850	30,089
Units redeemed	(130,852)	(209,195)	(44,598)	(34,941)	(153,700)	(143,723)	(102,544)	(112,029)

Ending units	721,840	758,346	56,983	72,263	618,883	703,984	283,310	329,004

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SAM		NVMLG1		NVMMG1		NVMMV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$109,947	447,618	(52)	-	(49)	-	19	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	(5,758)	-	(3,318)	-	(2,477)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,947	447,618	(5,810)	-	(3,367)	-	(2,458)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	446,125	810,707	28	-	1,680	-	4	-
Transfers between funds	6,607,386	3,244,824	19,230	-	9,879	-	9,130	-
Redemptions (note 3)	(5,016,090)	(3,979,310)	-	-	-	-	-	-
Annuity benefits	(17,102)	(13,089)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19,832)	(17,833)	(10)	-	(2)	-	-	-
Contingent deferred sales charges (note 2)	(8,070)	(3,619)	-	-	-	-	-	-
Adjustments to maintain reserves	883	(11,984)	(887)	-	(434)	-	(324)	-

Net equity transactions	1,993,300	29,696	18,361	-	11,123	-	8,810	-

Net change in contract owners’ equity	2,103,247	477,314	12,551	-	7,756	-	6,352	-
Contract owners’ equity beginning of period	13,514,595	13,037,281	-	-	-	-	-	-

Contract owners’ equity end of period	$15,617,842	13,514,595	12,551	-	7,756	-	6,352	-

CHANGES IN UNITS:
Beginning units	511,715	512,094	-	-	-	-	-	-
Units purchased	373,702	329,705	2,447	-	1,504	-	1,193	-
Units redeemed	(295,993)	(330,084)	(458)	-	(257)	-	(245)	-

Ending units	589,424	511,715	1,989	-	1,247	-	948	-

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF		NVNMO1		NVNSR1		AMBP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$102,994	(351,189)	(19)	-	(10)	-	345,388	(25,593)
Realized gain (loss) on investments	(1,377,895)	4,686,040	-	-	-	-	273,410	669,243
Change in unrealized gain (loss) on investments	(63,012,624)	(1,580,170)	(267)	-	-	-	(7,547,301)	1,726,704
Reinvested capital gains	15,444,898	6,417,152	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(48,842,627)	9,171,833	(286)	-	(10)	-	(6,928,503)	2,370,354

Equity transactions:
Purchase payments received from contract owners (note 3)	1,712,495	2,245,106	1,860	-	1	-	413,747	480,463
Transfers between funds	(4,365,173)	(3,475,908)	1,010	-	461	-	146,826	(200,667)
Redemptions (note 3)	(13,498,996)	(20,549,271)	-	-	-	-	(1,361,773)	(2,593,981)
Annuity benefits	(36,730)	(58,062)	-	-	-	-	(166)	(216)
Contract maintenance charges (note 2)	(156,374)	(189,441)	(1)	-	-	-	(25,010)	(28,246)
Contingent deferred sales charges (note 2)	(24,494)	(39,080)	-	-	-	-	(944)	(4,202)
Adjustments to maintain reserves	2,705	(47,690)	(727)	-	(452)	-	(606)	(1,913)

Net equity transactions	(16,366,567)	(22,114,346)	2,142	-	10	-	(827,926)	(2,348,762)

Net change in contract owners’ equity	(65,209,194)	(12,942,513)	1,856	-	-	-	(7,756,429)	21,592
Contract owners’ equity beginning of period	126,795,760	139,738,273	-	-	-	-	17,726,790	17,705,198

Contract owners’ equity end of period	$61,586,566	126,795,760	1,856	-	-	-	9,970,361	17,726,790

CHANGES IN UNITS:
Beginning units	1,097,211	1,290,474	-	-	-	-	604,146	688,370
Units purchased	33,521	38,278	670	-	294	-	67,283	39,392
Units redeemed	(206,835)	(231,541)	(309)	-	(294)	-	(105,624)	(123,616)

Ending units	923,897	1,097,211	361	-	-	-	565,805	604,146

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMTP		PMVRRA		PMVTRA		ROCMC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(488)	(1,260)	21,045	19,336	60,576	23,459	20,469	6,671
Realized gain (loss) on investments	(64,505)	(1,035)	9,590	(10,930)	13,393	3,525	(87,317)	18,115
Change in unrealized gain (loss) on investments	(481,327)	(8,298)	(153,607)	32,262	(78,630)	24,896	(756,494)	(139,147)
Reinvested capital gains	145,226	30,622	1,795	-	42,378	1,400	148,978	107,444

Net increase (decrease) in contract owners’ equity resulting from operations	(401,094)	20,029	(121,177)	40,668	37,717	53,280	(674,364)	(6,917)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,128	18,570	50,236	39,265	109,409	35,734	85,696	90,252
Transfers between funds	762,477	181,293	995,107	(72,478)	1,656,714	445,667	344,488	803,518
Redemptions (note 3)	(54,140)	(54,033)	(147,551)	(125,546)	(505,231)	(51,262)	(128,208)	(82,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(622)	(294)	(1,183)	(661)	(2,260)	(647)	(1,186)	(915)
Contingent deferred sales charges (note 2)	(245)	(51)	(240)	(27)	(347)	(15)	(189)	(67)
Adjustments to maintain reserves	132	47	(15,674)	6,535	(3,443)	(1,287)	(912)	378

Net equity transactions	734,730	145,532	880,695	(152,912)	1,254,842	428,190	299,689	810,179

Net change in contract owners’ equity	333,636	165,561	759,518	(112,244)	1,292,559	481,470	(374,675)	803,262
Contract owners’ equity beginning of period	280,021	114,460	385,402	497,646	826,451	344,981	1,251,283	448,021

Contract owners’ equity end of period	$613,657	280,021	1,144,920	385,402	2,119,010	826,451	876,608	1,251,283

CHANGES IN UNITS:
Beginning units	22,803	10,058	34,815	49,126	74,518	33,396	110,927	40,766
Units purchased	101,190	21,664	135,082	65,345	212,614	69,810	54,635	97,789
Units redeemed	(17,640)	(8,919)	(57,097)	(79,656)	(102,394)	(28,688)	(26,639)	(27,628)

Ending units	106,353	22,803	112,800	34,815	184,738	74,518	138,923	110,927

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLD		SBLJ		SBLN		SBLO

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(10,291)	(10,911)	(3,331)	(3,060)	(6,199)	(6,457)	(27,015)	(19,560)
Realized gain (loss) on investments	(20,885)	67,400	(31,747)	1,157	(20,056)	34,596	(81,026)	102,083
Change in unrealized gain (loss) on investments	(356,910)	9,097	(106,631)	(30,569)	(114,165)	(6,008)	(954,459)	(58,223)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(388,086)	65,586	(141,709)	(32,472)	(140,420)	22,131	(1,062,500)	24,300

Equity transactions:
Purchase payments received from contract owners (note 3)	72,504	94,668	33,867	19,166	34,624	36,753	136,835	124,212
Transfers between funds	49,624	318,250	69,499	131,150	(222,481)	456,344	1,733,262	425,396
Redemptions (note 3)	(81,244)	(115,145)	(14,588)	(18,813)	(121,180)	(50,075)	(250,697)	(164,030)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(946)	(893)	(358)	(292)	(510)	(483)	(2,766)	(1,690)
Contingent deferred sales charges (note 2)	(90)	(106)	(15)	-	(23)	(3)	(786)	(106)
Adjustments to maintain reserves	320	(421)	(10)	(181)	(213)	6,678	(351)	343

Net equity transactions	40,168	296,353	88,395	131,030	(309,783)	449,214	1,615,497	384,125

Net change in contract owners’ equity	(347,918)	361,939	(53,314)	98,558	(450,203)	471,345	552,997	408,425
Contract owners’ equity beginning of period	965,127	603,188	265,690	167,132	753,249	281,904	1,404,966	996,541

Contract owners’ equity end of period	$617,209	965,127	212,376	265,690	303,046	753,249	1,957,963	1,404,966

CHANGES IN UNITS:
Beginning units	77,458	51,999	29,261	16,258	65,443	25,651	121,957	87,799
Units purchased	27,787	71,999	120,538	21,933	12,626	88,589	226,958	114,214
Units redeemed	(23,819)	(46,540)	(110,324)	(8,930)	(41,425)	(48,797)	(69,206)	(80,056)

Ending units	81,426	77,458	39,475	29,261	36,644	65,443	279,709	121,957

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLP		SBLQ		SBLV		SBLX

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(7,437)	(9,214)	(15,113)	(10,131)	(34,664)	(35,372)	(4,221)	(2,588)
Realized gain (loss) on investments	(14,793)	38,798	(18,963)	20,070	(77,688)	91,018	(9,802)	4,083
Change in unrealized gain (loss) on investments	(174,036)	(25,794)	(550,714)	23,649	(835,497)	(70,857)	(191,573)	4,303
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(196,266)	3,790	(584,790)	33,588	(947,849)	(15,211)	(205,596)	5,798

Equity transactions:
Purchase payments received from contract owners (note 3)	34,590	38,823	96,808	78,176	227,210	268,545	36,056	17,768
Transfers between funds	14,988	181,002	473,245	696,607	(446,017)	1,873,153	281,277	139,085
Redemptions (note 3)	(122,977)	(187,028)	(93,460)	(80,472)	(264,726)	(383,812)	(42,122)	(17,428)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(697)	(817)	(1,415)	(813)	(3,316)	(3,112)	(432)	(222)
Contingent deferred sales charges (note 2)	(128)	(101)	(225)	(19)	(111)	(402)	(101)	-
Adjustments to maintain reserves	128	(15)	215	254	(765)	844	256	(63)

Net equity transactions	(74,096)	31,864	475,168	693,733	(487,725)	1,755,216	274,934	139,140

Net change in contract owners’ equity	(270,362)	35,654	(109,622)	727,321	(1,435,574)	1,740,005	69,338	144,938
Contract owners’ equity beginning of period	696,237	660,583	1,089,029	361,708	3,616,835	1,876,830	246,440	101,502

Contract owners’ equity end of period	$425,875	696,237	979,407	1,089,029	2,181,261	3,616,835	315,778	246,440

CHANGES IN UNITS:
Beginning units	65,313	62,437	92,999	33,616	335,513	175,077	22,946	9,845
Units purchased	24,824	62,346	74,477	93,879	135	267,295	46,606	19,160
Units redeemed	(32,352)	(59,470)	(29,541)	(34,496)	(49,018)	(106,859)	(13,163)	(6,059)

Ending units	57,785	65,313	137,935	92,999	286,630	335,513	56,389	22,946

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLY		DSRG		SVOF

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(289)	(276)	(91,206)	(169,211)	170,564	(230,020)
Realized gain (loss) on investments	(1,813)	597	(68,161)	332,761	(1,009,296)	407,571
Change in unrealized gain (loss) on investments	(3,257)	(1,672)	(7,345,250)	1,313,629	(17,300,140)	(3,186,580)
Reinvested capital gains	-	-	-	-	5,914,311	4,901,329

Net increase (decrease) in contract owners’ equity resulting from operations	(5,359)	(1,351)	(7,504,617)	1,477,179	(12,224,561)	1,892,300

Equity transactions:
Purchase payments received from contract owners (note 3)	2,126	3,160	858,139	1,084,698	1,045,725	1,368,658
Transfers between funds	(1,205)	1,575	(789,651)	(1,107,451)	(1,146,281)	(1,485,339)
Redemptions (note 3)	-	(5,360)	(1,585,015)	(2,860,984)	(2,617,339)	(4,770,831)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24)	(21)	(38,824)	(44,526)	(44,474)	(52,973)
Contingent deferred sales charges (note 2)	-	(71)	(3,256)	(10,804)	(3,716)	(13,867)
Adjustments to maintain reserves	(1,638)	(21)	10,861	(421)	(1,239)	3,835

Net equity transactions	(741)	(738)	(1,547,746)	(2,939,488)	(2,767,324)	(4,950,517)

Net change in contract owners’ equity	(6,100)	(2,089)	(9,052,363)	(1,462,309)	(14,991,885)	(3,058,217)
Contract owners’ equity beginning of period	18,878	20,967	22,347,303	23,809,612	32,116,823	35,175,040

Contract owners’ equity end of period	$12,778	18,878	13,294,940	22,347,303	17,124,938	32,116,823

CHANGES IN UNITS:
Beginning units	1,884	1,936	936,992	1,061,979	1,007,744	1,161,657
Units purchased	6,525	460	55,048	70,925	58,412	78,946
Units redeemed	(6,358)	(512)	(130,968)	(195,912)	(157,191)	(232,859)

Ending units	2,051	1,884	861,072	936,992	908,965	1,007,744

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Global Health Care Fund - Series I (IVHS)

AIM VIF - Global Real Estate Fund - Series I (IVRE)

AIM VIF - International Growth Fund - Series I (AVIE)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Advantage (ACVA)*

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - Quality Bond Portfolio - Initial Class (DQBP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - International Growth Portfolio - Institutional Class (JAIG)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)*

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

SBL Fund - Series D (Global Series) (SBLD)

SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)

SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)

SBL Fund - Series O (All Cap Value Series) (SBLO) (formerly Series O (Equity Income Series))

SBL Fund - Series P (High Yield Series) (SBLP)

SBL Fund - Series Q (Small Cap Value Series) (SBLQ)

SBL Fund - Series V (Mid Cap Value Series) (SBLV)

SBL Fund - Series X (Small Cap Growth Series) (SBLX)

SBL Fund - Series Y (Select 25 Series) (SBLY)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.30%; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $279,943 and $408,826, respectively, and total transfers from the Account to the fixed account were $2,289,723 and $1,160,974, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$344,395,621	0	$344,395,621

Accounts Payable of $16,749 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five-year period ended December 31, 2008. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	1.30%	4,515	$7.550916	$34,092	0.00%	-43.24%
2008	1.30%	225,690	7.55	1,703,960	0.00%	-43.24%
2007	1.30%	4,791	13.303730	63,738	0.00%	10.55%
2007	1.30%	235,322	13.30	3,129,783	0.00%	10.55%
2006	1.30%	5,425	12.034161	65,285	0.05%	4.92%
2006	1.30%	272,168	12.03	3,274,181	0.05%	4.92%
2005	1.30%	6,623	11.469653	75,964	0.06%	7.43%
2005	1.30%	324,460	11.47	3,721,556	0.06%	7.43%
2004	1.30%	4,575	10.676868	48,847	0.00%	5.24%
2004	1.30%	373,290	10.68	3,985,480	0.00%	5.24%
AIM VIF - Global Health Care Fund - Series I (IVHS)
2008	1.30%	1,789	8.303907	14,856	0.00%	-29.55%
2008	1.30%	18,836	8.27	155,774	0.00%	-29.55%
2007	1.30%	1,790	11.786725	21,098	0.00%	10.39%
2007	1.30%	28,982	11.73	339,959	0.00%	10.39%
2006	1.30%	9,171	10.63	97,488	0.00%	6.30%	6/8/2006
AIM VIF - Global Real Estate Fund - Series I (IVRE)
2008	1.30%	110	6.494699	714	5.32%	-45.37%
2008	1.30%	83,573	6.54	546,567	5.32%	-45.37%
2007	1.30%	103	11.888124	1,224	8.52%	-6.77%
2007	1.30%	103,762	11.97	1,242,031	8.52%	-6.77%
2006	1.30%	97	12.751928	1,237	1.82%	27.52%	6/9/2006
2006	1.30%	43,371	12.84	556,884	1.82%	28.40%	6/8/2006
AIM VIF - International Growth Fund - Series I (AVIE)
2008	1.30%	931	12.075540	11,242	0.69%	-41.16%
2008	1.30%	139,695	12.08	1,687,516	0.69%	-41.16%
2007	1.30%	848	20.521458	17,402	0.43%	13.22%
2007	1.30%	110,861	20.52	2,274,868	0.43%	13.22%
2006	1.30%	588	18.125204	10,658	1.00%	26.57%
2006	1.30%	116,112	18.13	2,105,111	1.00%	26.57%
2005	1.30%	475	14.320119	6,802	0.75%	16.40%
2005	1.30%	118,566	14.32	1,697,865	0.75%	16.40%
2004	1.30%	420	12.302542	5,167	0.73%	22.39%
2004	1.30%	77,644	12.30	955,224	0.73%	22.39%
American Century VP - Balanced Fund - Class I (ACVB)
2008	1.30%	115,299	10.071610	1,161,247	2.72%	-21.37%
2008	1.30%	276,186	10.07	2,781,193	2.72%	-21.37%
2007	1.30%	129,830	12.808596	1,662,940	2.14%	3.56%
2007	1.30%	314,980	12.81	4,034,894	2.14%	3.56%
2006	1.30%	140,798	12.367801	1,741,361	2.08%	8.20%
2006	1.30%	359,095	12.37	4,442,005	2.08%	8.20%
2005	1.30%	172,160	11.430683	1,967,906	1.71%	3.57%
2005	1.30%	476,771	11.43	5,449,493	1.71%	3.57%
2004	1.30%	212,190	11.036175	2,341,766	1.60%	8.35%
2004	1.30%	410,602	11.04	4,531,541	1.60%	8.35%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	1.30%	181,538	$18.590776	$3,374,932	0.00%	-46.89%
2008	1.30%	299,572	18.59	5,569,043	0.00%	-46.89%
2007	1.30%	211,010	35.001098	7,385,582	0.00%	43.90%
2007	1.30%	339,994	35.00	11,899,790	0.00%	43.90%
2006	1.30%	233,127	24.323239	5,670,404	0.00%	15.70%
2006	1.30%	359,696	24.32	8,747,807	0.00%	15.70%
2005	1.30%	262,293	21.022816	5,514,137	0.00%	20.48%
2005	1.30%	407,891	21.02	8,573,869	0.00%	20.48%
2004	1.30%	333,321	17.448933	5,816,096	0.00%	6.19%
2004	1.30%	436,634	17.45	7,618,830	0.00%	6.19%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	1.30%	4,796	10.428550	50,015	2.60%	-35.44%
2008	1.30%	335,985	10.43	3,504,324	2.60%	-35.44%
2007	1.30%	5,220	16.152841	84,318	1.93%	-1.37%
2007	1.30%	371,646	16.15	6,002,083	1.93%	-1.37%
2006	1.30%	5,352	16.377810	87,654	1.86%	15.57%
2006	1.30%	417,213	16.38	6,833,949	1.86%	15.57%
2005	1.30%	5,345	14.171369	75,746	2.05%	3.27%
2005	1.30%	487,914	14.17	6,913,741	2.05%	3.27%
2004	1.30%	5,602	13.722025	76,871	1.41%	11.52%
2004	1.30%	563,471	13.72	7,731,662	1.41%	11.52%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	1.30%	134,265	20.619961	2,768,539	2.42%	-37.96%
2008	1.30%	1,573,825	20.62	32,452,272	2.42%	-37.96%
2007	1.30%	163,342	33.236639	5,428,939	1.72%	3.88%
2007	1.30%	1,725,222	33.24	57,346,379	1.72%	3.88%
2006	1.30%	190,451	31.995347	6,093,546	1.63%	14.00%
2006	1.30%	1,970,082	32.00	63,042,624	1.63%	14.00%
2005	1.30%	225,414	28.065915	6,326,451	1.57%	3.33%
2005	1.30%	2,251,965	28.07	63,212,658	1.57%	3.33%
2004	1.30%	284,122	27.160283	7,716,834	1.76%	9.20%
2004	1.30%	2,504,458	27.16	68,022,077	1.76%	9.20%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	1.30%	2,186	11.283698	24,666	2.41%	-30.47%
2008	1.30%	448,403	11.28	5,057,986	2.41%	-30.47%
2007	1.30%	2,133	16.228100	34,615	1.54%	5.73%
2007	1.30%	558,351	16.23	9,062,037	1.54%	5.73%
2006	1.30%	2,155	15.348290	33,075	1.56%	14.97%
2006	1.30%	594,152	15.35	9,120,233	1.56%	14.97%
2005	1.30%	4,469	13.350131	59,662	0.02%	3.02%
2005	1.30%	701,643	13.35	9,366,934	0.02%	3.02%
2004	1.30%	6,659	12.958165	86,288	1.65%	3.68%
2004	1.30%	799,651	12.96	10,361,822	1.65%	3.68%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	1.30%	22,783	13.905033	316,798	1.06%	-38.41%
2008	1.30%	2,009,842	13.91	27,956,902	1.06%	-38.41%
2007	1.30%	23,910	22.575208	539,773	0.79%	-12.22%
2007	1.30%	2,219,923	22.58	50,125,861	0.79%	-12.22%
2006	1.30%	23,604	25.718654	607,063	0.41%	2.42%
2006	1.30%	2,607,052	25.72	67,053,377	0.41%	2.42%
2005	1.30%	27,397	25.109832	687,934	0.00%	4.43%
2005	1.30%	2,986,667	25.11	74,995,208	0.00%	4.43%
2004	1.30%	28,484	24.044779	684,891	0.19%	9.89%
2004	1.30%	3,399,091	24.04	81,730,521	0.19%	9.89%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Dreyfus VIF - Quality Bond Portfolio - Initial Class (DQBP)
2008	1.30%	3,597	$15.512440	$55,798	4.63%	-5.43%
2008	1.30%	413,665	15.51	6,415,944	4.63%	-5.43%
2007	1.30%	3,519	16.402300	57,720	5.09%	2.19%
2007	1.30%	492,461	16.40	8,076,360	5.09%	2.19%
2006	1.30%	4,082	16.050943	65,520	4.51%	2.88%
2006	1.30%	617,356	16.05	9,908,564	4.51%	2.88%
2005	1.30%	4,534	15.601357	70,737	3.58%	1.15%
2005	1.30%	606,761	15.60	9,465,472	3.58%	1.15%
2004	1.30%	5,783	15.423994	89,197	4.01%	2.02%
2004	1.30%	639,652	15.42	9,865,893	4.01%	2.02%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	1.30%	266,318	19.469675	5,185,125	2.72%	-43.40%
2008	1.30%	1,820,311	19.47	35,441,455	2.72%	-43.40%
2007	1.30%	321,446	34.399609	11,057,617	1.81%	0.20%
2007	1.30%	2,029,467	34.40	69,813,665	1.81%	0.20%
2006	1.30%	357,186	34.329754	12,262,108	3.28%	18.64%
2006	1.30%	2,269,645	34.33	77,916,913	3.28%	18.64%
2005	1.30%	417,174	28.937089	12,071,801	1.64%	4.49%
2005	1.30%	2,582,899	28.94	74,749,097	1.64%	4.49%
2004	1.30%	467,815	27.692797	12,955,106	1.52%	10.08%
2004	1.30%	2,880,508	27.69	79,769,188	1.52%	10.08%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	1.30%	9,927	11.997168	119,096	8.46%	-25.96%
2008	1.30%	825,314	12.00	9,903,768	8.46%	-25.96%
2007	1.30%	11,645	16.203802	188,693	8.01%	1.44%
2007	1.30%	923,772	16.20	14,965,106	8.01%	1.44%
2006	1.30%	11,556	15.973333	184,588	7.40%	9.79%
2006	1.30%	1,029,009	15.97	16,433,274	7.40%	9.79%
2005	1.30%	11,336	14.548340	164,920	14.68%	1.37%
2005	1.30%	1,163,744	14.55	16,932,475	14.68%	1.37%
2004	1.30%	11,638	14.351788	167,026	8.16%	8.17%
2004	1.30%	1,303,796	14.35	18,711,955	8.16%	8.17%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	1.30%	11,987	7.226417	86,623	0.84%	-43.44%
2008	1.30%	403,562	7.20	2,905,646	0.84%	-43.44%
2007	1.30%	7,490	12.775920	95,692	1.00%	15.77%
2007	1.30%	377,585	12.73	4,806,657	1.00%	15.77%
2006	1.30%	28	11.035607	309	1.16%	10.36%	6/9/2006
2006	1.30%	218,299	11.00	2,401,289	1.16%	10.00%	6/8/2006
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
2008	1.30%	6,879	17.995541	123,791	4.02%	-41.01%
2008	1.30%	938,159	18.00	16,886,862	4.02%	-41.01%
2007	1.30%	8,622	30.507646	263,037	2.17%	14.28%
2007	1.30%	1,046,180	30.51	31,918,952	2.17%	14.28%
2006	1.30%	10,216	26.696591	272,732	1.41%	20.12%
2006	1.30%	1,210,585	26.70	32,322,620	1.41%	20.12%
2005	1.30%	10,685	22.224937	237,474	1.28%	9.04%
2005	1.30%	1,383,634	22.22	30,744,347	1.28%	9.04%
2004	1.30%	12,755	20.381609	259,967	1.13%	17.33%
2004	1.30%	1,552,956	20.38	31,651,786	1.13%	17.33%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Janus Aspen Series - International Growth Portfolio - Institutional Class (JAIG)
2008	1.30%	11,774	$16.960749	$199,696	4.49%	-52.74%
2008	1.30%	710,066	16.96	12,042,719	4.49%	-52.74%
2007	1.30%	11,348	35.885918	407,233	0.62%	26.64%
2007	1.30%	746,998	35.89	26,809,758	0.62%	26.64%
2006	1.30%	10,496	28.336913	297,424	1.99%	45.12%
2006	1.30%	818,885	28.34	23,207,201	1.99%	45.12%
2005	1.30%	10,659	19.526904	208,137	1.13%	30.58%
2005	1.30%	837,125	19.53	16,349,051	1.13%	30.58%
2004	1.30%	7,558	14.954107	113,023	0.88%	17.40%
2004	1.30%	904,311	14.95	13,523,531	0.88%	17.40%
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	1.30%	1,229	10.778990	13,247	8.93%	-28.93%
2008	1.30%	55,754	10.78	601,028	8.93%	-28.93%
2007	1.30%	1,230	15.165895	18,654	7.49%	1.79%
2007	1.30%	71,033	15.17	1,077,571	7.49%	1.79%
2006	1.30%	1,231	14.899690	18,342	7.20%	9.17%
2006	1.30%	82,129	14.90	1,223,722	7.20%	9.17%
2005	1.30%	1,259	13.648215	17,183	7.87%	1.05%
2005	1.30%	106,997	13.65	1,460,509	7.87%	1.05%
2004	1.30%	1,273	13.505990	17,193	7.21%	8.67%
2004	1.30%	92,960	13.51	1,255,505	7.21%	8.67%
Nationwide VIT - Government Bond Fund - Class I (GBF)
Tax qualified
2008	1.30%	255,132	52.14	13,302,582	4.08%	6.32%
2008	1.30%	247,023	52.137572	12,879,179	4.08%	6.32%
2007	1.30%	289,290	49.04	14,186,782	4.27%	5.76%
2007	1.30%	280,226	49.038674	13,741,911	4.27%	5.76%
2006	1.30%	304,367	46.37	14,113,498	3.96%	2.00%
2006	1.30%	316,072	46.368773	14,655,871	3.96%	2.00%
2005	1.30%	355,478	45.46	16,160,030	3.66%	1.92%
2005	1.30%	389,643	45.458911	17,712,746	3.66%	1.92%
2004	1.30%	390,334	44.60	17,409,051	5.45%	1.92%
2004	1.30%	440,719	44.600457	19,656,269	5.45%	1.92%
Non-tax qualified
2008	1.30%	9,570	52.16	499,171	4.08%	6.32%
2008	1.30%	107,158	52.156832	5,589,022	4.08%	6.32%
2007	1.30%	10,473	49.06	513,805	4.27%	5.76%
2007	1.30%	123,995	49.056784	6,082,796	4.27%	5.76%
2006	1.30%	11,152	46.39	517,341	3.96%	2.00%
2006	1.30%	138,119	46.385889	6,406,773	3.96%	2.00%
2005	1.30%	14,440	45.48	656,731	3.66%	1.92%
2005	1.30%	170,568	45.475702	7,756,700	3.66%	1.92%
2004	1.30%	16,561	44.62	738,948	5.45%	1.92%
2004	1.30%	186,649	44.616924	8,327,704	5.45%	1.92%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	1.30%	5,317	12.54	66,675	0.27%	-39.50%
2008	1.30%	277,993	12.537313	3,485,285	0.27%	-39.50%
2007	1.30%	5,363	20.72	111,121	0.17%	17.98%
2007	1.30%	323,641	20.724395	6,707,264	0.17%	17.98%
2006	1.30%	5,762	17.57	101,238	0.05%	4.79%
2006	1.30%	405,182	17.565687	7,117,301	0.05%	4.79%
2005	1.30%	8,925	16.76	149,583	0.08%	5.12%
2005	1.30%	493,701	16.762531	8,275,678	0.08%	5.12%
2004	1.30%	10,388	15.95	165,642	0.31%	6.75%
2004	1.30%	560,763	15.946096	8,941,980	0.31%	6.75%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Money Market Fund - Class I (SAM)
Tax qualified
2008	1.30%	214,939	$26.130055	$5,616,368	2.03%	0.73%
2008	1.30%	300,340	26.14	7,850,888	2.03%	0.73%
2007	1.30%	205,855	25.95	5,341,937	4.66%	3.42%
2007	1.30%	227,256	25.941461	5,895,353	4.66%	3.42%
2006	1.30%	177,042	25.09	4,441,984	4.38%	3.18%
2006	1.30%	266,444	25.082875	6,683,182	4.38%	3.18%
2005	1.30%	185,497	24.31	4,509,432	2.60%	1.34%
2005	1.30%	256,685	24.310982	6,240,264	2.60%	1.34%
2004	1.30%	199,857	24.02	4,801,048	0.78%	-0.50%
2004	1.30%	295,209	23.990230	7,082,132	0.78%	-0.50%
Non-tax qualified
2008	1.30%	2,474	28.40	70,262	2.03%	0.73%
2008	1.30%	71,671	28.390775	2,034,795	2.03%	0.73%
2007	1.30%	1,070	28.19	30,163	4.66%	3.42%
2007	1.30%	77,534	28.185866	2,185,363	4.66%	3.42%
2006	1.30%	2,617	27.26	71,339	4.38%	3.18%
2006	1.30%	65,991	27.252995	1,798,452	4.38%	3.18%
2005	1.30%	2,464	26.41	65,074	2.60%	1.34%
2005	1.30%	77,310	26.414319	2,042,091	2.60%	1.34%
2004	1.30%	2,425	26.07	63,210	0.78%	-0.50%
2004	1.30%	91,737	26.065818	2,391,200	0.78%	-0.50%
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	1.30%	1,989	6.31	12,551	0.34%	-36.91%
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	1.30%	1,247	6.22	7,756	0.00%	-37.75%
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	1.30%	948	6.70	6,352	1.14%	-33.01%
Nationwide VIT - Nationwide Fund - Class I (TRF)
Tax qualified
2008	1.30%	344,150	66.92	23,030,518	1.53%	-42.32%
2008	1.30%	400,606	66.916953	26,807,333	1.53%	-42.32%
2007	1.30%	391,236	116.01	45,387,288	1.05%	6.77%
2007	1.30%	491,429	116.006751	57,009,082	1.05%	6.77%
2006	1.30%	447,327	108.65	48,602,079	1.05%	12.15%
2006	1.30%	590,790	108.653662	64,191,497	1.05%	12.15%
2005	1.30%	513,899	96.88	49,786,535	0.89%	6.05%
2005	1.30%	716,402	96.878249	69,403,771	0.89%	6.05%
2004	1.30%	581,247	91.35	53,098,368	1.24%	8.32%
2004	1.30%	824,356	91.352418	75,306,914	1.24%	8.32%
Non-tax qualified
2008	1.30%	7,157	64.99	465,133	1.53%	-42.32%
2008	1.30%	171,984	64.992222	11,177,622	1.53%	-42.32%
2007	1.30%	7,720	112.67	869,812	1.05%	6.77%
2007	1.30%	206,826	112.670062	23,303,098	1.05%	6.77%
2006	1.30%	9,133	105.53	963,805	1.05%	12.15%
2006	1.30%	243,224	105.528470	25,667,057	1.05%	12.15%
2005	1.30%	11,726	94.09	1,103,299	0.89%	6.05%
2005	1.30%	280,082	94.091731	26,353,400	0.89%	6.05%
2004	1.30%	13,863	88.72	1,229,912	1.24%	8.32%
2004	1.30%	327,664	88.724843	29,071,937	1.24%	8.32%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	1.30%	361	5.14	1,856	0.00%	-48.63%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
2008	1.30%	152,000	$17.621624	$2,678,487	4.10%	-39.94%
2008	1.30%	413,805	17.62	7,291,244	4.10%	-39.94%
2007	1.30%	168,163	29.340225	4,933,940	1.15%	14.09%
2007	1.30%	435,983	29.34	12,791,741	1.15%	14.09%
2006	1.30%	195,611	25.716074	5,030,347	0.78%	9.23%
2006	1.30%	492,759	25.72	12,673,761	0.78%	9.23%
2005	1.30%	216,420	23.542486	5,095,065	0.92%	7.77%
2005	1.30%	552,138	23.54	12,997,329	0.92%	7.77%
2004	1.30%	268,004	21.845873	5,854,781	1.19%	7.89%
2004	1.30%	633,839	21.85	13,846,737	1.19%	7.89%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	1.30%	106,353	5.77	613,657	1.08%	-53.01%
2007	1.30%	22,803	12.28	280,021	0.99%	7.91%
2006	1.30%	10,058	11.38	114,460	1.04%	13.80%	6/8/2006
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	1.30%	38	10.153568	386	3.56%	-8.23%
2008	1.30%	112,762	10.15	1,144,534	3.56%	-8.23%
2007	1.30%	34,815	11.07	385,402	6.00%	9.28%
2006	1.30%	49,126	10.13	497,646	5.11%	1.30%	6/8/2006
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	1.30%	1,414	11.516424	16,284	4.47%	3.39%
2008	1.30%	183,324	11.47	2,102,726	4.47%	3.39%
2007	1.30%	959	11.139136	10,682	5.43%	7.32%
2007	1.30%	73,559	11.09	815,769	5.43%	7.32%
2006	1.30%	33,396	10.33	344,981	2.90%	3.30%	6/8/2006
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	1.30%	259	6.322436	1,638	2.95%	-44.01%
2008	1.30%	138,664	6.31	874,970	2.95%	-44.01%
2007	1.30%	2,196	11.291953	24,797	2.22%	2.62%
2007	1.30%	108,731	11.28	1,226,486	2.22%	2.62%
2006	1.30%	168	11.003808	1,849	0.31%	10.04%	6/9/2006
2006	1.30%	40,598	10.99	446,172	0.31%	9.90%	6/8/2006
SBL Fund - Series D (Global Series) (SBLD)
2008	1.30%	81,426	7.58	617,209	0.00%	-39.19%
2007	1.30%	77,458	12.46	965,127	0.00%	7.41%
2006	1.30%	51,999	11.60	603,188	0.00%	16.00%	6/8/2006
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
2008	1.30%	39,475	5.38	212,376	0.00%	-40.75%
2007	1.30%	29,261	9.08	265,690	0.00%	-11.67%
2006	1.30%	16,258	10.28	167,132	0.00%	2.80%	6/8/2006
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
2008	1.30%	36,644	8.27	303,046	0.00%	-28.15%
2007	1.30%	65,443	11.51	753,249	0.00%	4.73%
2006	1.30%	25,651	10.99	281,904	0.00%	9.90%	6/8/2006
SBL Fund - Series O (All Cap Value Series) (SBLO)
2008	1.30%	279,709	7.00	1,957,963	0.00%	-39.23%
2007	1.30%	476	11.564367	5,505	0.00%	1.47%
2007	1.30%	121,481	11.52	1,399,461	0.00%	1.47%
2006	1.30%	476	11.396634	5,425	0.00%	13.97%	6/9/2006
2006	1.30%	87,323	11.35	991,116	0.00%	13.50%	6/8/2006
SBL Fund - Series P (High Yield Series) (SBLP)
2008	1.30%	57,785	7.37	425,875	0.00%	-30.89%
2007	1.30%	65,313	10.66	696,237	0.00%	0.76%
2006	1.30%	62,437	10.58	660,583	0.00%	5.80%	6/8/2006

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
2008	1.30%	2,392	$7.128610	$17,052	0.00%	-39.39%
2008	1.30%	135,543	7.10	962,355	0.00%	-39.39%
2007	1.30%	217	11.760475	2,552	0.00%	8.81%
2007	1.30%	92,782	11.71	1,086,477	0.00%	8.81%
2006	1.30%	33,616	10.76	361,708	0.00%	7.60%	6/8/2006
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
2008	1.30%	276	7.633907	2,107	0.00%	-29.40%
2008	1.30%	286,354	7.61	2,179,154	0.00%	-29.40%
2007	1.30%	143	10.812208	1,546	0.00%	0.53%
2007	1.30%	335,370	10.78	3,615,289	0.00%	0.53%
2006	1.30%	134	10.755372	1,441	0.00%	7.55%	6/9/2006
2006	1.30%	174,943	10.72	1,875,389	0.00%	7.20%	6/8/2006
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2008	1.30%	56,389	5.60	315,778	0.00%	-47.91%
2007	1.30%	22,946	10.74	246,440	0.00%	4.17%
2006	1.30%	9,845	10.31	101,502	0.00%	3.10%	6/8/2006
SBL Fund - Series Y (Select 25 Series) (SBLY)
2008	1.30%	2,051	6.23	12,778	0.00%	-37.89%
2007	1.30%	1,884	10.02	18,878	0.00%	-7.48%
2006	1.30%	1,936	10.83	20,967	0.00%	8.30%	6/8/2006
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	1.30%	9,659	15.438795	149,123	0.74%	-35.28%
2008	1.30%	851,413	15.44	13,145,817	0.74%	-35.28%
2007	1.30%	10,396	23.854205	247,988	0.55%	6.38%
2007	1.30%	926,596	23.85	22,099,315	0.55%	6.38%
2006	1.30%	10,128	22.424260	227,113	0.11%	7.78%
2006	1.30%	1,051,851	22.42	23,582,499	0.11%	7.78%
2005	1.30%	11,469	20.804638	238,608	0.00%	2.27%
2005	1.30%	1,209,055	20.80	25,148,344	0.00%	2.27%
2004	1.30%	11,970	20.342381	243,498	0.38%	4.83%
2004	1.30%	1,399,512	20.34	28,469,396	0.38%	4.83%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	1.30%	11,844	18.843111	223,178	2.54%	-40.88%
2008	1.30%	897,121	18.84	16,901,760	2.54%	-40.88%
2007	1.30%	13,680	31.871542	436,003	0.62%	5.24%
2007	1.30%	994,064	31.87	31,680,820	0.62%	5.24%
2006	1.30%	14,003	30.284724	424,077	0.00%	10.76%
2006	1.30%	1,147,654	30.28	34,750,963	0.00%	10.76%
2005	1.30%	15,971	27.341650	436,674	0.00%	6.49%
2005	1.30%	1,352,035	27.34	36,964,637	0.00%	6.49%
2004	1.30%	17,147	25.676197	440,270	0.00%	16.68%
2004	1.30%	1,554,663	25.68	39,917,873	0.00%	16.68%

2008	Reserves for annuity contracts in payout phase:			172,591
2008	Contract owners’ equity			$344,378,872
2007	Reserves for annuity contracts in payout phase:			329,169
2007	Contract owners’ equity			$595,938,388
2006	Reserves for annuity contracts in payout phase:			399,932
2006	Contract owners’ equity			$634,994,120
2005	Reserves for annuity contracts in payout phase:			439,260
2005	Contract owners’ equity			$642,652,380
2004	Reserves for annuity contracts in payout phase:			341,469
2004	Contract owners’ equity			$687,491,626

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009